Fair Value, Investments in Entities That Calculate Net Asset Value Per Share (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair value	$ 30	$ 48
Unfunded commitments	$ 23	$ 37
Private equity [Member]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Alternative investment, distributions from underlying assets, distribution period	2025